Consolidated Statements of Changes In Equity - CNY (¥) ¥ in Thousands	Total	Share capital [member]	Share premium [member]	Treasury shares [member]	Other reserves [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2017	¥ 21,175,134	¥ 67	¥ 10,870,339	¥ (1)	¥ 7,119,594	¥ 2,617,302	¥ 20,607,301	¥ 567,833
Net profit for the year	13,575,934					13,619,928	13,619,928	(43,994)
Other comprehensive income (loss)	(267,427)				(267,427)		(267,427)
Total comprehensive income for the year	13,308,507				(267,427)	13,619,928	13,352,501	(43,994)
Transactions with equity holders/owners
Value of conversion rights -convertible redeemable preferred shares	218,050				218,050		218,050
Acquisition of non-controlling Interests of a subsidiary		1	3,242,972		(2,619,888)		623,085	(623,085)
Contributions from non-controlling interests	118,000							118,000
Share-based payment	128,158				128,187		128,187	(29)
Ending balance at Dec. 31, 2018	34,947,849	68	14,113,311	(1)	4,578,516	16,237,230	34,929,124	18,725
Net profit for the year	13,317,144					13,332,431	13,332,431	(15,287)
Other comprehensive income (loss)	(176,833)				(176,833)		(176,833)
Total comprehensive income for the year	13,140,311				(176,833)	13,332,431	13,155,598	(15,287)
Transactions with equity holders/owners
Issuance of shares held for employee incentive plan		1		(1)
Value of conversion rights -convertible redeemable preferred shares	11,956				11,956		11,956
Contributions from non-controlling interests	100,744							100,744
Appropriations to general reserve					223,712	(223,712)
Share-based payment	(55,443)				(55,060)		(55,060)	(383)
Ending balance at Dec. 31, 2019	48,145,417	69	14,113,311	(2)	4,582,291	29,345,949	48,041,618	103,799
Net profit for the year	12,276,240					12,354,114	12,354,114	(77,874)
Other comprehensive income (loss)	614,651				614,399		614,399	252
Total comprehensive income for the year	12,890,891				614,399	12,354,114	12,968,513	(77,622)
Transactions with equity holders/owners
C-round restructuring	1,295,658				1,295,658		1,295,658
Issuance of ordinary shares upon initial public offering("IPO") and exercise of over-allotment option	17,305,126	7	17,305,119				17,305,126
Conversion of Class C ordinary shares and automatically convertible promissory notes to ordinary shares upon IPO	1,784,729	1	1,794,996		(10,268)		1,784,729
Contributions from non-controlling interests	1,564,252							1,564,252
Appropriations to general reserve					772,466	(772,466)
Share-based payment	165,248				164,164		164,164	1,084
Ending balance at Dec. 31, 2020	¥ 83,151,321	¥ 77	¥ 33,213,426	¥ (2)	¥ 7,418,710	¥ 40,927,597	¥ 81,559,808	¥ 1,591,513